Income Tax - Schedule of Unused Tax Losses and Other Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Unused Tax Losses and Other Deductible Temporary Differences [Abstract]
Non-capital losses (see below for expiry)	$ 45,978	$ 36,183
Exploration and evaluation expenditures	205,854	149,503
Other	2,768	1,403
Unused tax losses and other deductible temporary differences	$ 254,600	$ 187,089